Deferred Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory tax rate	26.00%	26.00%
Canadian [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Federal corporate tax rate	15.00%
Statutory tax rate	26.00%
British Columbia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Federal corporate tax rate	11.00%